Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name		dei_EntityRegistrantName	Calvert Management Series
Central Index Key		dei_EntityCentralIndexKey	0000319676
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 14, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 15, 2015
Prospectus Date		rr_ProspectusDate	Jul. 15, 2015
Calvert Tax-Free Responsible Impact Bond Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND* Class: (Ticker) C (CTTCX)Y (CTTYX)
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of its portfolio’s average value.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Fund’s operating expenses remain the same.
* Formerly named Calvert Tax-Free Bond Fund.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.
The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. The Fund may invest in securities without limitation as to their maturity or duration, and there is no upper or lower limit on the Fund’s average maturity or average duration. At the sole discretion of the Fund’s portfolio manager, the Fund may seek out attractive investment opportunities across the yield curve based upon the evaluation of then-prevailing and anticipated economic, financial and business conditions.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund may invest in a variety of tax-exempt obligations, including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.
Responsible Impact Investing. The Fund seeks securities that meet its fundamental investment criteria and contribute to the long-term viability of the communities in which the Fund invests. These community impact bonds include investments that support affordable housing, prioritize education resources and provide assistance to children, the elderly and veterans, among others. In evaluating municipal bonds for purchase, the Fund also considers the environmental impact, social impact, governance impact, and how essential the underlying project is to the community.
Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact net asset value (“NAV”).
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO. The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.
Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Tobacco Exclusion Risk. Because the Fund avoids investing in certain tobacco-related securities, the Fund may forego a profitable investment opportunity and the associated return.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class Y shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class C and Class Y shares prior to
July 15, 2015 (the Class C and Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class Y returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class Y shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class Y
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2009	4.52%
Worst Quarter (of periods shown)	12/31/2010	-4.52%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class Y shares; after-tax returns for other Classes will vary.

Calvert Tax-Free Responsible Impact Bond Fund | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.94%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.39%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	598
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,608
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	598
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,608
1 Year		rr_AverageAnnualReturnYear01	7.47%
5 Years		rr_AverageAnnualReturnYear05	3.71%
10 Years		rr_AverageAnnualReturnYear10	3.25%
Calvert Tax-Free Responsible Impact Bond Fund | Class Y
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.94%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	613
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,535
Annual Return 2005		rr_AnnualReturn2005	4.15%
Annual Return 2006		rr_AnnualReturn2006	4.25%
Annual Return 2007		rr_AnnualReturn2007	1.80%
Annual Return 2008		rr_AnnualReturn2008	(5.18%)
Annual Return 2009		rr_AnnualReturn2009	9.50%
Annual Return 2010		rr_AnnualReturn2010	(0.20%)
Annual Return 2011		rr_AnnualReturn2011	8.54%
Annual Return 2012		rr_AnnualReturn2012	7.52%
Annual Return 2013		rr_AnnualReturn2013	(4.17%)
Annual Return 2014		rr_AnnualReturn2014	7.47%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.52%)
1 Year		rr_AverageAnnualReturnYear01	7.47%
5 Years		rr_AverageAnnualReturnYear05	3.71%
10 Years		rr_AverageAnnualReturnYear10	3.25%
Calvert Tax-Free Responsible Impact Bond Fund | Class Y | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.09%
5 Years		rr_AverageAnnualReturnYear05	2.46%
10 Years		rr_AverageAnnualReturnYear10	1.92%
Calvert Tax-Free Responsible Impact Bond Fund | Class Y | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	2.35%
10 Years		rr_AverageAnnualReturnYear10	2.00%
Calvert Tax-Free Responsible Impact Bond Fund | Class Y | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Calvert Tax-Free Responsible Impact Bond Fund | Class Y | Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	10.14%
5 Years		rr_AverageAnnualReturnYear05	5.26%
10 Years		rr_AverageAnnualReturnYear10	4.07%
Calvert Management Series | Calvert Tax-Free Responsible Impact Bond Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND* Class: (Ticker) I (CTTIX)
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of its portfolio’s average value.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;
•	your investment has a 5% return each year;
•	the Fund’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.
The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. The Fund may invest in securities without limitation as to their maturity or duration, and there is no upper or lower limit on the Fund’s average maturity or average duration. At the sole discretion of the Fund’s portfolio manager, the Fund may seek out attractive investment opportunities across the yield curve based upon the evaluation of then-prevailing and anticipated economic, financial and business conditions.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund may invest in a variety of tax-exempt obligations, including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.
Responsible Impact Investing. The Fund seeks securities that meet its fundamental investment criteria and contribute to the long-term viability of the communities in which the Fund invests. These community impact bonds include investments that support affordable housing, prioritize education resources and provide assistance to children, the elderly and veterans, among others. In evaluating municipal bonds for purchase, the Fund also considers the environmental impact, social impact, governance impact, and how essential the underlying project is to the community.
Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact net asset value (“NAV”).
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO. The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.
Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Tobacco Exclusion Risk. Because the Fund avoids investing in certain tobacco-related securities, the Fund may forego a profitable investment opportunity and the associated return.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class I shares prior to July 15, 2015 (the Class I shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2009	4.52%
Worst Quarter (of periods shown)	12/31/2010	-4.52%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Calvert Management Series | Calvert Tax-Free Responsible Impact Bond Fund | Class I
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.83%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 4,602
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	25,500
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	55,572
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 141,104
Annual Return 2005		rr_AnnualReturn2005	4.15%
Annual Return 2006		rr_AnnualReturn2006	4.25%
Annual Return 2007		rr_AnnualReturn2007	1.80%
Annual Return 2008		rr_AnnualReturn2008	(5.18%)
Annual Return 2009		rr_AnnualReturn2009	9.50%
Annual Return 2010		rr_AnnualReturn2010	(0.20%)
Annual Return 2011		rr_AnnualReturn2011	8.54%
Annual Return 2012		rr_AnnualReturn2012	7.52%
Annual Return 2013		rr_AnnualReturn2013	(4.17%)
Annual Return 2014		rr_AnnualReturn2014	7.47%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.52%)
1 Year		rr_AverageAnnualReturnYear01	7.47%
5 Years		rr_AverageAnnualReturnYear05	3.71%
10 Years		rr_AverageAnnualReturnYear10	3.25%
Calvert Management Series | Calvert Tax-Free Responsible Impact Bond Fund | Class I | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.09%
5 Years		rr_AverageAnnualReturnYear05	2.46%
10 Years		rr_AverageAnnualReturnYear10	1.92%
Calvert Management Series | Calvert Tax-Free Responsible Impact Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	2.35%
10 Years		rr_AverageAnnualReturnYear10	2.00%
Calvert Management Series | Calvert Tax-Free Responsible Impact Bond Fund | Class I | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.05%
5 Years		rr_AverageAnnualReturnYear05	5.16%
10 Years		rr_AverageAnnualReturnYear10	4.74%
Calvert Management Series | Calvert Tax-Free Responsible Impact Bond Fund | Class I | Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	10.14%
5 Years		rr_AverageAnnualReturnYear05	5.26%
10 Years		rr_AverageAnnualReturnYear10	4.07%

[1]	The contingent deferred sales charge decreases over time.
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through April 30, 2017. Direct net operating expenses will not exceed 1.55% for Class C and 0.55% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 day's prior notice to shareholders.
[3]	Calvert has agreed to contractually limit direct net annual fund operating expenses through April 30, 2017. Direct net operating expenses will not exceed 0.45% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.